Loss per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands		12 Months Ended
	Dec. 16, 2016	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Loss per share
Loss attributable to ordinary shareholders - Basic | ₨			₨ (1,148,203)	₨ (3,993,140)	₨ (5,901,483)
Weighted average number of ordinary shares outstanding used in computing basic loss per share		43,543,991	43,543,991	34,301,152	24,807,122
Basic loss per share | (per share)		$ (0.38)	₨ (26.37)	₨ (116.41)	₨ (237.89)
Add: Loss attributable to non-controlling interest		$ (656)	₨ (45,392)	₨ (58,836)	₨ (35,480)
Loss attributable to ordinary shareholders - Dilutive | ₨			₨ (1,193,595)	₨ (3,993,140)	₨ (5,901,483)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share		44,286,393	44,286,393	34,301,152	24,807,122
Diluted loss per share | (per share)		$ (0.39)	₨ (26.95)	₨ (116.41)	₨ (237.89)
Ordinary shares
Loss per share
Reverse stock split, conversion ratio	5.4242194
Ordinary shares | Options and Restricted stock units
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation		137,785	137,785	993,737	555,941
Ordinary shares | Conversion rights
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation		0	0	742,402	742,402
Ordinary shares | Equity instruments
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation		34	34	746	791
Ordinary shares | Options
Loss per share
Reverse stock split, conversion ratio	5.4242194